Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [Abstract]
Segments summarized financial information

	Port Terminal Business Segment for the Year Ended December 31, 2019	Cabotage Business Segment for the Year Ended December 31, 2019	Barge Business Segment for the Year Ended December 31, 2019	Total
Time charter, voyage and port terminal revenues	$92,719	$47,510	$78,658	$218,887
Sales of products	9,384	—	—	9,384
Time charter, voyage and port terminal expenses	(17,648)	(2,076)	(23,366)	(43,090)
Direct vessel expenses	—	(23,982)	(24,743)	(48,725)
Cost of products sold	(9,077)	—	—	(9,077)
Depreciation of vessels, port terminals and other fixed assets	(7,186)	(3,489)	(15,987)	(26,662)
Amortization of intangible assets	(995)	—	(1,778)	(2,773)
Amortization of deferred drydock and special survey costs	—	(3,033)	(2,133)	(5,166)
General and administrative expenses	(5,694)	(2,463)	(9,236)	(17,393)
Provision of losses on accounts receivable	(198)	—	(143)	(341)
Taxes other than income taxes	—	(3,485)	(4,260)	(7,745)
Interest expense and finance cost, net	(17,296)	(5,158)	(18,077)	(40,531)
Interest income	1,934	441	2,204	4,579
Foreign exchange differences, net	(387)	(911)	(298)	(1,596)
Other income, net	1,539	104	1,978	3,621

Income/(loss) before income taxes	47,095	3,458	(17,181)	33,372
Income tax (expense)/ benefit	—	(1,905)	672	(1,233)

Net income/(loss)	$47,095	$1,553	$(16,509)	$32,139

	Port Terminal Business Segment for the Year Ended December 31, 2018	Cabotage Business Segment for the Year Ended December 31, 2018	Barge Business Segment for the Year Ended December 31, 2018	Total
Time charter, voyage and port terminal revenues	$66,812	$43,102	$65,212	$175,126
Sales of products	32,508	—	—	32,508
Time charter, voyage and port terminal expenses	(14,830)	(1,565)	(15,554)	(31,949)
Direct vessel expenses	—	(23,134)	(25,828)	(48,962)
Cost of products sold	(31,289)	—	—	(31,289)
Depreciation of vessels, port terminals and other fixed assets	(7,284)	(2,932)	(16,367)	(26,583)
Amortization of intangible assets	(950)	—	(1,774)	(2,724)
Amortization of deferred drydock and special survey costs	—	(4,576)	(2,628)	(7,204)
General and administrative expenses	(3,837)	(2,496)	(8,731)	(15,064)
Provision of losses on accounts receivable	—	—	(75)	(75)
Taxes other than income taxes	—	(3,298)	(3,758)	(7,056)
Interest expense and finance cost, net	(16,320)	(4,928)	(18,421)	(39,669)
Interest income	64	—	453	517
Gain on sale of assets	28	—	—	28
Foreign exchange differences, net	(377)	(583)	(395)	(1,355)
Other income/(expense), net	9,240	704	(707)	9,237

Income/(loss) before income taxes	33,765	294	(28,573)	5,486
Income tax (expense)/ benefit	—	(910)	2,286	1,376

Net income/(loss)	$33,765	$(616)	$(26,287)	$6,862

	Port Terminal Business Segment for the Year Ended December 31, 2017	Cabotage Business Segment for the Year Ended December 31, 2017	Barge Business Segment for the Year Ended December 31, 2017	Total
Time charter, voyage and port terminal revenues	$53,526	$48,130	$78,388	$180,044
Sales of products	32,572	—	—	32,572
Time charter, voyage and port terminal expenses	(14,432)	(1,866)	(17,319)	(33,617)
Direct vessel expenses	—	(32,017)	(30,537)	(62,554)
Cost of products sold	(30,717)	—	—	(30,717)
Depreciation of vessels, port terminals and other fixed assets	(5,238)	(2,940)	(15,144)	(23,322)
Amortization of intangible assets	(729)	—	(2,814)	(3,543)
Amortization of deferred drydock and special survey costs	—	(5,148)	(2,780)	(7,928)
General and administrative expenses	(3,778)	(1,718)	(11,169)	(16,665)
Provision of losses on accounts receivable	—	—	(569)	(569)
Taxes other than income taxes	—	(4,463)	(4,555)	(9,018)
Interest expense and finance cost, net	(7,004)	(4,784)	(16,559)	(28,347)
Interest income	14	—	224	238
Gain on sale of assets	—	—	1,064	1,064
Foreign exchange differences, net	(406)	144	(464)	(726)
Other income, net	16	—	2,709	2,725

Income/(loss) before income taxes	23,824	(4,662)	(19,525)	(363)
Income tax (expense)/ benefit	—	(1,199)	4,667	3,468

Net income/(loss)	$23,824	$(5,861)	$(14,858)	$3,105